Property and Equipment (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,635,665	$ 1,745,693
Less accumulated depreciation and amortization	(919,837)	(619,827)
Property and equipment, net	1,715,828	1,125,866
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	183,888	0
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	614,081	125,289
Computers, equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,281,766	1,171,762
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	82,242	71,881
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 473,688	$ 376,761